Equity Method Investments	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
Note 6.	Equity Method Investments

As of December 31, 2016 and 2017, equity method investments consisted of the following:

	December 31,
	2016		2017
	Amount	Holding %	Amount	Holding %

	(in thousands)

Viewsil Microelectronics (Kunshan) Limited	$2,318	49.00	2,214	49.00
Iris Optronics Co., Ltd.	44	2.06	30	2.06
Kneron Inc.	-	-	6,598	27.65
Emza Visual Sense Ltd.	-	-	1,802	45.10
Ganzin Technology Corp.	-	-	95	28.93
	$2,362		10,739

Viewsil Microelectronics (Kunshan) Limited (“Viewsil”) mainly engaged in IC design and sales and was purchased in March 2015. As of December 31, 2016 and 2017, the difference between the carrying amount of the Company’s investment in Viewsil and the underlying equity in the net assets of Viewsil was $1,897 thousand which represents investor level goodwill. For the years ended December 31, 2015, 2016 and 2017, the Company’s equity in losses of Viewsil was $71 thousand, $1,266 thousand and $173 thousand, respectively.

Kneron Inc. (“Kneron”) mainly engaged in artificial intelligence chip made and was purchased with original investment amount of $6,850 thousand in November 2017. At investment date, the difference between the carrying amount of the Company’s investment in Kneron and the underlying equity in the net assets of Kneron was $3,636 thousand which was resulting from Kneron’s identifiable intangible assets and is being amortized over 7 years. As of December 31, 2017, the excess of cost of such investment in Kneron over the Company’s share of the net assets of Kneron was $3,571 thousand. For the year ended December 31, 2017, the Company’s equity in losses of Kneron was $252 thousand.

Emza Visual Sense Ltd. (“Emza”) is mainly engaged in develops of visual sensors and efficient machine vision algorithm. It was purchased in April 2017 with an original investment amount of $2,230 thousand together with an additional investment amount of $270 thousand through conversion of equal amount of debts from Emza which occurred in 2016. At investment date, the difference between the carrying amount of the Company’s investment in Emza and the underlying equity in the net assets of Emza was $1,719 thousand which was resulting from Emza’s identifiable intangible assets and is being amortized over 7 years. As of December 31, 2017, the excess of cost of such investment in Emza over the Company’s share of the net assets of Emza was $1,535 thousand. For the year ended December 31, 2017, the Company’s equity in losses of Emza was $757 thousand.

Ganzin Technology Corp. mainly engaged in eye tracking chip and module and was purchased with original investment amount of $95 thousand in December 2017.

The Company sold the investments in Create Electronic Optical Co., Ltd. in January 2015 for proceeds of $179 thousand and recognized gain on sale of securities of $88 thousand, which is included in “Gains on sale of securities, net”.

As of December 31, 2017, it was not practicable for management to estimate the fair values of the Company’s investments due to the lack of quoted market price and the inability to estimate the fair values without incurring excessive costs. However, management identified no events or changes in circumstance that may significantly affect the Company’s ability on recovering the carrying values of these investments.